Organization and Basis of Presentation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Exclusive Call Option
Alliance Agreement [Line Items]
Effective term of agreement	10 years
Shareholders' Proxy Agreement
Alliance Agreement [Line Items]
Effective term of agreement	10 years
Equity Pledge Agreement
Alliance Agreement [Line Items]
Effective term of agreement	10 years
Loan Agreement
Alliance Agreement [Line Items]
Effective term of agreement	10 years
Operating Agreements
Alliance Agreement [Line Items]
Effective term of agreement	10 years
Exclusive Technical Consultancy and Service Agreements
Alliance Agreement [Line Items]
Effective term of agreement	10 years
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries
Alliance Agreement [Line Items]
Restricted cash pledged to secure bank borrowings	391,416